Note 18 - Deferred Tax Charge (Details)	12 Months Ended
Jan. 31, 2016
Minimum [Member]
Note 18 - Deferred Tax Charge (Details) [Line Items]
Amortization Period of Deferred Tax Charge	3 years
Maximum [Member]
Note 18 - Deferred Tax Charge (Details) [Line Items]
Amortization Period of Deferred Tax Charge	8 years